12. LiB ANODE PLANT PROJECT EXPENSES (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lib Anode Plant Project Expenses
Wages and benefits	$ 58	$ 47	$ 81	$ 47